Note 5 - Acquisition-related Items (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 28, 2012	Dec. 31, 2012
Business Combination Disclosure Acquisition Related Items [Abstract]
Equity Method Investment, Ownership Percentage	29.50%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	$ 2,553	$ 2,553